PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of components of prepayments and other current assets

	As of December 31,
	2023	2024

Prepayments to suppliers (1)	$4,441	$1,264
Deferred expenses	546	88
Rental deposits and prepaid rents	969	469
Others	919	789
Total	$6,875	$2,610
(1)	The prepayments primarily consist of shipping costs and advertising fee paid in advance.